Equity - Schedule of Consolidated Comprehensive Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Income (loss) for the year	$ 166,854	$ 62,825	$ 13,969
Other comprehensive income (loss) before income taxes
Financial instruments at fair value through other comprehensive income	(959)
Available for sale investments		9,966	15,418
Cash flow hedge	11,289	(127)	(5,603)
Income taxes
Available for sale investments		(3,333)	(4,025)
Net investment in foreign operations hedges	10,565	(14,211)	(2,685)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	28,333	(36,980)	7,977
Comprehensive income (loss) for the year	195,187	25,845	21,946
Total Attributable to Equity Holders of the Bank [Member]
Disclosure of subsidiaries [line items]
Income (loss) for the year	171,331	67,821	14,407
Other comprehensive income (loss) before income taxes
Financial instruments at fair value through other comprehensive income	(295)
Available for sale investments		6,220	11,542
Hedge of net investment in foreign operations	(35,338)	49,824	14,917
Cash flow hedge	11,289	(127)	(5,603)
Exchange differences	38,366	(59,865)	2,380
Defined benefits obligations	(500)	(138)	(2,598)
Subtotals	13,522	(4,086)	20,638
Income taxes
Financial instruments at fair value through other comprehensive income	(1,468)
Available for sale investments		(2,173)	(2,990)
Net investment in foreign operations hedges			(3,219)
Hedge of net investment in foreign operations	9,541	(14,068)
Cash flow hedge	(1,669)	44	1,345
Defined benefits obligations	(29)	(4)	722
Subtotals	6,375	(16,201)	(4,142)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	19,897	(20,287)	16,496
Comprehensive income (loss) for the year	191,228	47,534	30,903
Non controlling Interest [Member]
Disclosure of subsidiaries [line items]
Income (loss) for the year	(4,477)	(4,996)	(438)
Other comprehensive income (loss) before income taxes
Financial instruments at fair value through other comprehensive income	(664)
Available for sale investments		3,746	3,876
Hedge of net investment in foreign operations	(1,195)	(627)	(1,459)
Exchange differences	10,244	(18,437)	(9,481)
Defined benefits obligations	(254)	(70)	(1,322)
Subtotals	8,131	(15,388)	(8,386)
Income taxes
Financial instruments at fair value through other comprehensive income	(704)
Available for sale investments		(1,160)	(1,035)
Net investment in foreign operations hedges			534
Hedge of net investment in foreign operations	1,024	(143)
Defined benefits obligations	(15)	(2)	368
Subtotals	305	(1,305)	(133)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	8,436	(16,693)	(8,519)
Comprehensive income (loss) for the year	3,959	(21,689)	(8,957)
Consolidated Statement Of Comprehensive Income [member]
Disclosure of subsidiaries [line items]
Income (loss) for the year	166,854	62,825	13,969
Other comprehensive income (loss) before income taxes
Financial instruments at fair value through other comprehensive income	(959)
Available for sale investments		9,966	15,418
Hedge of net investment in foreign operations	(36,533)	49,197	13,458
Cash flow hedge	11,289	(127)	(5,603)
Exchange differences	48,610	(78,302)	(7,101)
Defined benefits obligations	(754)	(208)	(3,920)
Subtotals	21,653	(19,474)	12,252
Income taxes
Financial instruments at fair value through other comprehensive income	(2,172)
Available for sale investments		(3,333)	(4,025)
Net investment in foreign operations hedges			(2,685)
Hedge of net investment in foreign operations	10,565	(14,211)
Cash flow hedge	(1,669)	44	1,345
Defined benefits obligations	(44)	(6)	1,090
Subtotals	6,680	(17,506)	(4,275)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	28,333	(36,980)	7,977
Comprehensive income (loss) for the year	$ 195,187	$ 25,845	$ 21,946